Share-based Payment Expense (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Share-based Payment Expense

	2018 €m	2017 €m	2016 €m
Performance Share Plans and Restricted Share Plan expense	64	57	38
Share option expense	3	3	6
Total share-based payment expense	67	60	44

Summary of Assumptions of Fair Value Options

Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2018
Granted in 2018	€28.32	3 years	3,863,433	3,775,573
Granted in 2017	€33.21	3 years	3,342,900	2,927,331
Granted in 2016	€24.87	3 years	3,879,901	3,201,098

(i)

Numbers represent the initial awards including those granted to employees of Allied Building Products in 2017 and 2016. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

Summary of Movement and Options Outstanding Under Share Option Schemes

Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2018		2017		2016
Outstanding at beginning of year	€21.50/Stg£18.05	1,556,299	€18.63/Stg£15.92	1,402,174	€16.96/Stg£14.27	593,177
Exercised (i)	€19.00/Stg£15.26	(161,950)	€15.73/Stg£14.27	(126,472)	€13.66/Stg£11.95	(121,242)
Lapsed	€24.62/Stg£20.75	(209,264)	€21.42/Stg£18.22	(123,455)	€17.55/Stg£15.68	(81,628)
Granted (ii)	€23.39/Stg£20.83	501,091	€27.86/Stg£24.51	404,052	€20.83/Stg£16.16	1,011,867
Outstanding at end of year	€22.15/Stg£18.74	1,686,176	€21.50/Stg£18.05	1,556,299	€18.63/Stg£15.92	1,402,174
Exercisable at end of year	€18.75/Stg£15.54	14,059	€15.89/n/a	15,890	€13.45/Stg£12.22	23,897

(i)	The weighted average share price at the date of exercise of these options was €29.54 (2017: €31.14; 2016: €27.90).

(ii)

Pursuant to the 2010 Savings-related Share Option Schemes operated by the Group, employees were granted options over 501,091 of CRH plc’s Ordinary Shares in April 2018 (2017: 404,052 share options in March 2017; 2016: 1,011,867 share options in March 2016). This figure comprises options over 379,253 (2017: 304,492; 2016: 692,334) shares and 121,838 (2017: 99,560; 2016: 319,533) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2018	2017	2016
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.57	2.53	2.46

euro-denominated options outstanding at end of year (number)	796,850	1,436,115	2,991,831
Range of exercise prices (€)	16.19-17.30	16.19-21.52	16.19-29.86

Pound Sterling-denominated options outstanding at end of year (number)	3,920	5,664	5,664
Range of exercise prices (Stg£)	15.30	15.30-17.19	15.30-17.19

Summary of Weighted Fair Values Assigned to Options Issued Under the Savings-Related Share Option Schemes

The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2018	€5.38	€5.88
Granted in 2017	€5.97	€6.49
Granted in 2016	€5.01	€5.57

2014 Performance Share Plan [member]
Statement [LineItems]
Summary of Assumptions of Fair Value Options

The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2018	2017	2016
Risk-free interest rate (%)	(0.43)	(0.40)	(0.53)
Expected volatility (%)	27.4	30.1	21.7

2010 Savings Related Share Option Schemes [member]
Statement [LineItems]
Summary of Assumptions of Fair Value Options

The fair value of these options were determined using the following assumptions:

	2018		2017		2016
	3-year	5-year	3-year	5-year	3-year	5-year
Weighted average exercise price (€)	23.39	23.39	27.86	27.86	20.83	20.83
Risk free interest rate (%)	(0.44)	(0.06)	(0.72)	(0.45)	(0.48)	(0.33)
Expected dividend payments over the expected life (€)	2.21	3.83	2.07	3.55	1.95	3.32
Expected volatility (%)	20.0	20.5	20.9	20.6	21.8	22.9
Expected life in years	3	5	3	5	3	5

Summary of Movement and Options Outstanding Under Share Option Schemes

Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2018		2017		2016
Outstanding at beginning of year	€17.96	1,441,779	€21.51	2,997,495	€21.14	8,620,690
Exercised (i)	€19.82	(634,994)	€24.85	(1,462,863)	€22.04	(2,102,332)
Lapsed	€17.36	(6,015)	€24.14	(92,853)	€20.27	(3,520,863)
Outstanding at end of year (ii)	€16.48	800,770	€17.96	1,441,779	€21.51	2,997,495
Exercisable at end of year	€16.48	800,770	€17.96	1,441,779	€21.51	2,997,495

(i)	The weighted average share price at the date of exercise of these options was €27.90 (2017: €32.24; 2016: €29.70).

(ii)	All options granted have a life of ten years.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2018	2017	2016
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.50	1.90	2.41

euro-denominated options outstanding at end of year (number)	304,713	304,963	320,362
Range of exercise prices (€)	14.15-27.86	13.64-27.86	12.82-21.12

Pound Sterling-denominated options outstanding at end of year (number)	1,381,463	1,251,336	1,081,812
Range of exercise prices (Stg£)	14.94-24.51	12.22-24.51	11.55-16.16